Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		37.28%	20.57%
Performance Inception Date	Jun. 25, 2024
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.77%	20.15%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.46%	15.82%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	19.91%